PROPERTY, PLANT, AND EQUIPMENT - Balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 1,179,385,259	$ 1,097,773,572	$ 872,388,811	$ 798,221,259
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	71,046,048	128,215,798	96,126,388	49,169,567
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	169,299,053	123,895,947	115,737,432	104,906,878
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	303,443,029	282,725,078	225,632,198	220,452,589
Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	366,437,938	278,535,376	214,975,672	194,082,859
IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	11,408,710	10,659,603	9,422,508	7,735,547
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	35,605	84,036	69,034	80,186
Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	31,389,165	35,119,094	33,291,355	20,595,993
Other properties, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	162,888,105	175,569,044	$ 128,351,543	$ 144,297,623
Containers
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	49,435,791	52,405,316
Promotional and marketing assets (market assets)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	79,493,295	87,694,964
Other Property, plant, and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	33,959,019	35,468,764
Gross asset
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	2,536,914,234	2,477,822,519
Gross asset | Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	71,046,048	128,215,798
Gross asset | Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	169,299,053	123,895,947
Gross asset | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	462,387,416	436,959,682
Gross asset | Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	979,677,819	883,485,697
Gross asset | IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	42,776,522	38,690,860
Gross asset | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	61,907,492	79,376,966
Gross asset | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	100,693,925	93,948,092
Gross asset | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	456,829	417,335
Gross asset | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	110,230,009	101,789,265
Gross asset | Other properties, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	538,439,121	591,042,877
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(1,357,528,975)	(1,380,048,947)
Accumulated depreciation | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(158,944,387)	(154,234,604)
Accumulated depreciation | Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(613,239,881)	(604,950,321)
Accumulated depreciation | IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(31,367,812)	(28,031,257)
Accumulated depreciation | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(38,045,449)	(51,636,433)
Accumulated depreciation | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(61,118,362)	(58,719,029)
Accumulated depreciation | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(421,224)	(333,299)
Accumulated depreciation | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(78,840,844)	(66,670,171)
Accumulated depreciation | Other properties, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ (375,551,016)	$ (415,473,833)